Related party transactions and balances	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Related party transactions and balances

Note 10 - Related party transactions and balances

The following is a summary of related parties’ balances as of December 31, 2020 and 2021:

		As of December 31,	As of December 31,
Account	Name of related parties	2021	2020
Amount due from related parties
	Andreas Spiegler, CEO, Principal Accounting Officer & Principal Financial Officer	16,401	12,750
Total		$16,401	$12,750

Amounts due to related parties
	PlanET China	28,170	30,407
Total		$28,170	$30,407